Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 ₪ / shares
Israeli Share Option Plan [Member]
Share-Based Payment [Line Items]
Dividend yield (%)
Contractual term of up to (years)	10 years	10 years	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Expected average forfeiture rate (%)	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
Israeli Share Option Plan [Member] | Bottom of Range [Member]
Share-Based Payment [Line Items]
Expected volatility of the share prices (%)	32.00%	32.00%	29.00%	29.00%	26.00%	26.00%
Risk-free interest rate (%)	3.69%	3.69%	3.74%	3.74%	3.76%	3.76%
Israeli Share Option Plan [Member] | Top of Range [Member]
Share-Based Payment [Line Items]
Expected volatility of the share prices (%)	36.00%	36.00%	38.00%	38.00%	38.00%	38.00%
Risk-free interest rate (%)	4.03%	4.03%	4.87%	4.87%	4.70%	4.70%
Restricted Stock Unit [Member]
Share-Based Payment [Line Items]
Dividend yield (%)
Contractual term of up to (years)	10 years	10 years	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Weighted average share prices (USD) (in Dollars per share) | (per share)	$ 7.14	₪ 23.75
Weighted average share prices (NIS) (in New Shekels per share) | (per share)	$ 7.14	₪ 23.75
Expected average forfeiture rate (%)	8.50%	8.50%	8.50%	8.50%
Restricted Stock Unit [Member] | Bottom of Range [Member]
Share-Based Payment [Line Items]
Expected volatility of the share prices (%)	38.00%	38.00%	38.00%	38.00%	34.00%	34.00%
Risk-free interest rate (%)	3.44%	3.44%	3.04%	3.04%	3.76%	3.76%
Weighted average share prices (USD) (in Dollars per share) | (per share)			$ 5.88	₪ 20.82	$ 4.22	₪ 16.1
Weighted average share prices (NIS) (in New Shekels per share) | (per share)			$ 5.88	₪ 20.82	$ 4.22	₪ 16.1
Expected average forfeiture rate (%)					5.00%	5.00%
Restricted Stock Unit [Member] | Top of Range [Member]
Share-Based Payment [Line Items]
Expected volatility of the share prices (%)	41.00%	41.00%	43.00%	43.00%	47.00%	47.00%
Risk-free interest rate (%)	3.97%	3.97%	6.11%	6.11%	5.03%	5.03%
Weighted average share prices (USD) (in Dollars per share) | (per share)			$ 6.3	₪ 22.77	$ 5.55	₪ 19.46
Weighted average share prices (NIS) (in New Shekels per share) | (per share)			$ 6.3	₪ 22.77	$ 5.55	₪ 19.46
Expected average forfeiture rate (%)					8.50%	8.50%